Inventories	6 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consisted of the following:

	March 31, 2024	September 30, 2023
Raw materials	$2,385,295	$2,618,406
Work-in-progress	1,738,091	1,613,781
Finished goods	417,466	820,949
Inventories	$4,540,852	$5,053,136

Included in inventory amount is an inventory written down for slow moving items, consisting of raw materials of $848,279 and $901,963, finished goods of $22,411 and $29,885, work-in-progress of $29,740 and $28,861 as of March 31, 2024 and September 30, 2023, respectively.